Hedge Accounting - Schedule of the Effect of Hedge Accounting on the Financial Position and Performance (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 126,549,000,000	R$ 171,439,000,000
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	12,457,000,000	6,459,000,000
Book Value of the hedged item, Liabilities	9,124,000,000	12,951,000,000
Fair value of the hedge item, Assets	12,602,000,000	6,428,000,000
Fair value of the hedge item, Liabilities	9,081,000,000	10,341,000,000
Variation in the amounts used to calculate hedge ineffectiveness	103,000,000	25,000,000
Nominal Value	21,591,000,000	19,410,000,000
Variation in value recognized in income	(93,000,000)	(27,000,000)
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	7,066,000,000	5,977,000,000
Fair value of the hedge item, Assets	7,119,000,000	5,978,000,000
Variation in the amounts used to calculate hedge ineffectiveness	53,000,000	(50,000,000)
Nominal Value	7,066,000,000	5,977,000,000
Variation in value recognized in income	(54,000,000)	52,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	0
Book Value of the hedged item, Liabilities	9,124,000,000	12,157,000,000
Fair value of the hedge item, Liabilities	9,081,000,000	9,562,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(43,000,000)	108,000,000
Nominal Value	9,124,000,000	12,157,000,000
Variation in value recognized in income	43,000,000	(113,000,000)
Fair value hedge [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	5,391,000,000	482,000,000
Fair value of the hedge item, Assets	5,483,000,000	450,000,000
Variation in the amounts used to calculate hedge ineffectiveness	93,000,000	(33,000,000)
Nominal Value	5,401,000,000	482,000,000
Variation in value recognized in income	R$ (82,000,000)	34,000,000
Fair value hedge [Member] | Hedge of syndicated loan [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value of the hedged item, Liabilities		794,000,000
Fair value of the hedge item, Liabilities		779,000,000
Nominal Value		R$ 794,000,000